LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Loss per share - Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(14,098,340)	$(7,676,645)
Denominator:
Weighted average outstanding ordinary shares-Basic	10,761,008	7,075,611
Weighted average outstanding ordinary shares- Diluted	10,761,008	7,075,611
Loss per share attributable to the Company
Basic	$(1.31)	$(1.08)
Diluted	$(1.31)	$(1.08)